General and Administrative Expenses (Tables)	3 Months Ended
Mar. 31, 2020
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Schedule of General and Administrative Expenses

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	March 31, 2019
Consulting fees	48	81
Professional fees	35	9
Management fees	116	188
Investor relations	3	16
Filing fees	9	11
Salaries and benefits	75	131
General office expenses	19	99
Total	305	535